CONVERTIBLE SENIOR NOTES, NET (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of Net Carrying Amount of Liability and Equity Components of Notes
	December 31, 2023	June 30, 2024
		(Unaudited)
Liability component:

Remaining principal amount	$575,000	$574,980
Unamortized issuance costs	(2,660)	(1,156)

Net carrying amount	$572,340	$573,824

Schedule of Interest Expense Related to Notes
	Six Months Ended June 30,
	2023	2024
	(Unaudited)

Amortization of debt issuance costs	$1,496	$1,504

Total interest expense recognized	$1,496	$1,504